Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 92.6%
Senior Loans **
Communication Services 15.7%
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.947%, 1/31/2026	1,266,182	1,226,772
Avaya, Inc.:
Term Loan B, 2-month USD-LIBOR + 4.250%, 6.43%, 12/15/2024	196,537	193,466
Term Loan B, 1-month USD-LIBOR + 4.250%, 6.445%, 12/15/2024	330,787	325,618
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.862%, 1/31/2025	2,439,448	2,408,577
Charter Communications Operating LLC, Term Loan B, 3-month USD LIBOR + 2.000%, 4.33%, 4/30/2025	2,977,330	2,987,483
Clear Channel Outdoor Holdings, Inc., Term Loan B, USD LIBOR + 3.500%, 8/21/2026 (a)	1,115,000	1,115,697
Colorado Buyer, Inc.:
Term Loan B, 1-month USD LIBOR + 3.000%, 5.21%, 5/1/2024	256,221	240,848
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.47%, 5/1/2025	215,000	187,319
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 5.000%, 7.112%, 10/24/2022	741,571	718,767
Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.12%, 10/4/2023	490,602	471,113
CSC Holdings LLC:
First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.445%, 7/17/2025	2,531,297	2,524,969
Term Loan B, 1-month USD LIBOR + 2.500%, 4.695%, 1/25/2026	402,514	403,017
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.87%, 6/15/2024	2,350,772	2,328,898
iHeartCommunications, Inc., Term Loan, 1-month USD LIBOR + 4.000%, 6.23%, 5/1/2026	184,562	185,404
Intelsat Jackson Holdings SA, Term Loan B3, 1-month USD LIBOR + 3.750%, 5.895%, 11/27/2023	2,250,000	2,252,812
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.362%, 2/22/2024	2,075,000	2,078,891
Mission Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.48%, 1/17/2024	63,796	63,631
NASCAR Holdings, Inc., Term Loan B, USD LIBOR + 2.750%, 7/27/2026 (a)	225,000	226,454
Nexstar Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.366%, 1/17/2024	320,253	319,423
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.625%, 2/2/2024	3,099,651	3,084,153
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 4.83%, 11/17/2023	2,229,395	2,233,029
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.862%, 3/15/2024	1,080,252	1,035,302
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.695%, 1/15/2026	2,357,877	2,360,365
Windstream Services LLC:
Term Loan B7, PRIME Rate + 4.250%, 9.5%, 2/17/2024	444,056	447,817
Term Loan B6, PRIME Rate + 5.000%, 10.25%, 3/29/2021	634,398	646,867
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.362%, 1/19/2024	3,420,199	3,426,185
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.695%, 4/15/2025	1,400,000	1,392,489
		34,885,366
Consumer Discretionary 17.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.362%, 2/16/2024	3,640,270	3,640,215
1199169 B.C. Unlimited Liability Co., Term Loan B2, 3-month USD LIBOR + 4.000%, 6.33%, 4/6/2026	265,574	265,978
Abercrombie & Fitch Management Co., Term Loan B1, 1-month USD LIBOR + 3.500%, 5.67%, 8/7/2021	666,250	665,837
Academy Ltd.:
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.23%, 7/1/2022	299,863	202,408
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.244%, 7/1/2022	155,638	105,056
AMC Entertainment Holdings, Inc., Term Loan B, 6-month USD LIBOR + 3.000%, 5.23%, 4/22/2026	822,937	826,711
American Axle and Manufacturing, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.4%, 4/6/2024	446,650	438,715
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.53%, 4/6/2024	111,048	109,076
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 10/31/2023	564,583	560,501
Ascena Retail Group, Inc., Term Loan B, 1-month USD LIBOR + 4.500%, 6.625%, 8/21/2022	565,673	327,524
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.112%, 9/25/2024	1,183,258	1,128,627
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.709%, 11/7/2024	665,775	667,856
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.944%, 2/3/2024	660,000	661,409
Boyd Gaming Corp., Term Loan B3, 1-week USD LIBOR + 2.250%, 4.387%, 9/15/2023	557,608	558,584
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.112%, 10/6/2024	1,579,950	1,579,460
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.862%, 12/22/2024	1,584,619	1,563,726
Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 8.12%, 3/24/2025	332,233	334,311
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.250%, 4.362%, 2/28/2025	2,187,649	2,174,884
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.612%, 2/1/2024	2,117,900	2,080,509
Eldorado Resorts LLC:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.375%, 4/17/2024	148,966	148,849
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.438%, 4/17/2024	158,179	158,055
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.5%, 4/17/2024	42,672	42,639
Fitness International LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.362%, 4/18/2025	771,466	772,072
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 4.112%, 11/30/2023	1,622,743	1,627,019
Gray Television, Inc., Term Loan C, 3-month USD LIBOR + 2.500%, 4.832%, 1/2/2026	671,625	672,743
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.612%, 8/18/2023	325,000	314,134
IAA, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.625%, 6/28/2026	468,000	470,925
ION Media Networks, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.125%, 12/18/2024	1,186,827	1,186,525
J. Crew Group, Inc.:
Term Loan, 1-month USD-LIBOR + 3.220%, 5.332%, 3/5/2021	255,032	222,091
Term Loan, 3-month USD-LIBOR + 3.220%, 5.476%, 3/5/2021	63,961	55,700
Term Loan, 3-month USD-LIBOR + 3.220%, 5.55%, 3/5/2021	96,781	84,280
J.C. Penney Corp., Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.394%, 6/23/2023	408,947	352,132
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.33%, 12/14/2024	385,465	385,465
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.875%, 3/9/2023	246,412	246,643
Lands' End, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.362%, 4/4/2021	221,450	214,990
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.08%, 8/18/2021	576,165	558,519
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD LIBOR + 6.000%, 8.229%, 10/25/2023	523,956	429,775
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.362%, 10/20/2025	791,025	774,018
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.211%, 10/4/2023	1,664,458	1,658,558
Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 4.862%, 7/31/2025	834,532	808,453
Panther BF Aggregator 2 LP, Term Loan B, 1-month USD LIBOR + 3.500%, 5.612%, 4/30/2026	650,000	641,875
Penn National Gaming, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.362%, 10/15/2025	241,371	242,383
Petco Animal Supplies, Inc., Term Loan B, 3-month USD LIBOR + 3.250%, 5.506%, 1/26/2023	788,611	569,113
PetSmart, Inc., Term Loan, 1-month USD LIBOR + 4.000%, 6.21%, 3/11/2022	731,374	711,718
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.862%, 8/14/2024	251,752	249,182
Term Loan B5, 2-month USD-LIBOR + 2.750%, 4.896%, 8/14/2024	1,028,817	1,018,313
Serta Simmons Bedding LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.682%, 11/8/2023	88,685	59,567
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.701%, 11/8/2023	312,654	209,999
Springer Nature Deutschland GmbH, Term Loan B13, 1-month USD LIBOR + 3.500%, 5.612%, 8/15/2022	755,262	756,961
SRAM LLC:
Delayed Draw Term Loan, 1-week USD LIBOR + 2.750%, 4.89%, 3/15/2024	335,000	335,419
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.89%, 3/15/2024	338,891	339,738
Term Loan B, 2-month USD-LIBOR + 2.750%, 5.008%, 3/15/2024	313,106	313,889
Term Loan B, PRIME Rate + 1.750%, 7.0%, 3/15/2024	13,814	13,848
Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.112%, 10/1/2025	511,058	477,553
The Stars Group Holdings BV, Term Loan, 3-month USD LIBOR + 3.500%, 5.83%, 7/10/2025	672,436	675,330
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.612%, 8/27/2025	764,988	768,216
Wand NewCo 3, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.713%, 2/5/2026	655,000	658,377
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.87%, 5/18/2025	571,285	557,288
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.237%, 11/1/2023	1,427,335	1,423,616
		39,097,357
Consumer Staples 5.2%
Albertsons LLC, Term Loan B8, 1-month USD LIBOR + 2.750%, 4.862%, 8/17/2026	1,227,542	1,233,901
Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.5%, 12/17/2025	1,618,549	1,616,526
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.862%, 10/4/2023	760,357	761,269
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.932%, 10/4/2023	609,568	610,299
JBS USA Lux SA, Term Loan B, 1-month USD LIBOR + 2.500%, 4.612%, 5/1/2026	3,229,406	3,240,225
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.87%, 2/1/2023	766,323	750,039
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 6/27/2023	2,431,078	2,436,912
Weight Watchers International, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.750%, 6.98%, 11/29/2024	236,173	236,506
Term Loan B, 3-month USD-LIBOR + 4.750%, 7.07%, 11/29/2024	630,635	631,525
		11,517,202
Energy 2.1%
Eastern Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.862%, 10/2/2023	956,580	961,128
Gulf Finance LLC:
Term Loan B, 1-month USD-LIBOR + 5.250%, 7.48%, 8/25/2023	216,844	172,120
Term Loan B, 3-month USD-LIBOR + 5.250%, 7.58%, 8/25/2023	128,951	102,355
HFOTCO LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 4.87%, 6/26/2025	941,617	939,268
Lower Cadence Holdings LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.145%, 5/22/2026	745,000	728,472
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD LIBOR + 3.250%, 5.569%, 10/1/2025	387,075	382,155
Peabody Energy Corp., Term Loan, 1-month USD LIBOR + 2.750%, 4.862%, 3/31/2025	951,949	940,649
Seadrill Partners Finco LLC, Term Loan B, 3-month USD LIBOR + 6.000%, 8.33%, 2/21/2021	719,880	429,409
		4,655,556
Financials 5.8%
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.862%, 1/25/2024	1,288,428	1,289,123
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.979%, 1/25/2024	306,572	306,738
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.112%, 8/4/2022	786,653	787,987
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.112%, 11/3/2023	1,115,677	1,117,569
Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.612%, 8/4/2025	780,000	792,827
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 1.750%, 3.922%, 1/15/2025	1,258,449	1,262,709
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.509%, 6/21/2024	598,759	569,869
Term Loan, 2-month USD-LIBOR + 4.250%, 6.521%, 6/21/2024	530,835	505,222
Term Loan, 3-month USD-LIBOR + 4.250%, 6.58%, 6/21/2024	5,793	5,513
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.362%, 2/13/2025	527,330	513,770
Edelman Financial Center LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.432%, 7/21/2025	373,125	373,524
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.112%, 10/25/2023	302,221	283,317
Hub International Ltd.:
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.267%, 4/25/2025	1,337,357	1,313,037
Term Loan B, 3-month USD-LIBOR + 3.000%, 5.281%, 4/25/2025	3,386	3,324
LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.395%, 9/23/2024	1,059,872	1,063,846
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 3/21/2025	967,500	968,787
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.12%, 4/11/2025	1,074,573	1,069,931
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.362%, 12/31/2025	766,150	744,809
		12,971,902
Health Care 7.6%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD LIBOR + 2.500%, 4.612%, 2/11/2022	473,334	474,340
Term Loan B4, 1-month USD LIBOR + 2.500%, 4.612%, 2/16/2023	1,862,803	1,866,761
Bausch Health Companies, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.201%, 6/2/2025	3,773,873	3,785,213
DaVita, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.431%, 8/12/2026	1,200,000	1,203,000
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.375%, 4/29/2024	1,120,705	1,026,611
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.862%, 10/10/2025	1,052,650	819,241
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.875%, 7/2/2025	697,162	698,472
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.385%, 1/31/2025	1,564,000	1,567,589
HCA, Inc., Term Loan B10, 3-month USD LIBOR + 2.000%, 4.33%, 3/13/2025	907,203	911,245
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.75%, 5/22/2026	600,291	601,888
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.33%, 1/17/2025	1,448,979	1,453,355
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.08%, 9/24/2024	1,015,349	795,779
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.08%, 6/7/2023	851,741	794,249
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.862%, 9/27/2024	968,225	914,886
		16,912,629
Industrials 15.9%
Advantage Sales & Marketing, Inc., First Lien Term Loan, 3-month USD LIBOR + 3.250%, 5.58%, 7/23/2021	432,522	405,222
Aleris International, Inc., Term Loan, 1-month USD LIBOR + 4.750%, 6.862%, 2/27/2023	495,000	495,933
Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 10/1/2025	814,328	812,635
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.195%, 12/14/2023	1,301,717	1,298,137
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.362%, 1/2/2025	720,832	716,665
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.625%, 8/15/2025	300,688	301,252
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.688%, 8/15/2025	360,854	361,530
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.362%, 10/3/2023	954,795	959,072
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.33%, 5/18/2024	398,553	398,885
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 4.000%, 6.313%, 6/1/2025	575,645	477,385
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.362%, 8/21/2025	585,575	586,398
Dynasty Acquisition Co., Inc., Term Loan B1, 3-month USD LIBOR + 4.000%, 6.33%, 4/6/2026	497,484	498,240
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.112%, 12/20/2024	1,755,323	1,756,420
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.112%, 3/29/2025	601,957	602,900
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.83%, 8/1/2024	441,629	382,561
Garda World Security Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 6.02%, 5/24/2024	1,247,259	1,249,541
Gardner Denver, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.862%, 7/30/2024	1,792,130	1,799,271
Gates Global LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 4.862%, 4/1/2024	2,993,327	2,925,454
GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.112%, 5/30/2025	1,500,265	1,488,451
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.172%, 10/20/2024	1,413,209	1,408,898
Infor (U.S.), Inc., Term Loan B6, 3-month USD LIBOR + 2.750%, 5.08%, 2/1/2022	888,364	888,919
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD LIBOR + 3.000%, 5.112%, 7/31/2022	821,412	794,716
Term Loan B, 1-month USD LIBOR + 3.000%, 5.112%, 7/31/2022	226,113	218,765
Maxar Technologies Ltd., Term Loan B, 1-month USD LIBOR + 2.750%, 4.87%, 10/4/2024	384,025	337,622
NCI Building Systems, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.951%, 4/12/2025	393,015	382,698
Prime Security Services Borrower LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.862%, 5/2/2022	876,527	876,847
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.862%, 11/15/2023	1,461,103	1,448,471
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 8/21/2024	1,080,349	1,085,891
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 2/22/2024	2,060,935	2,066,088
SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.362%, 5/23/2025	762,300	741,718
Staples, Inc., 7 Year Term Loan, 1-month USD LIBOR + 5.000%, 7.197%, 4/16/2026	423,937	408,229
Titan Acquisition Ltd., Term Loan B, 1-month USD LIBOR + 3.000%, 5.112%, 3/28/2025	552,204	531,038
TransDigm, Inc., Term Loan E, 3-month USD LIBOR + 2.500%, 4.83%, 5/30/2025	4,232,869	4,197,291
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 3-month USD LIBOR + 5.000%, 7.541%, 5/29/2026	510,000	470,985
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.612%, 10/23/2025	1,161,802	1,153,571
XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.112%, 2/24/2025	830,294	832,482
		35,360,181
Information Technology 10.8%
Almonde, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	1,240,520	1,199,514
First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	483,931	467,935
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.446%, 6/13/2025	571,428	560,714
Banff Merger Sub, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.58%, 10/2/2025	1,243,750	1,177,937
Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.375%, 11/14/2025	459,563	461,001
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.500%, 4.612%, 3/1/2024	2,742,352	2,716,643
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.87%, 4/26/2024	1,712,538	1,702,194
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.12%, 9/7/2023	2,144,312	2,151,764
Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.0%, 11/6/2023	413,842	392,115
Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.862%, 10/1/2025	1,223,850	1,231,156
Kronos, Inc.:
Term Loan B, 3-month USD LIBOR + 3.000%, 5.253%, 11/1/2023	2,356,218	2,357,420
Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 10.503%, 11/1/2024	500,000	513,750
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.612%, 6/21/2024	135,653	132,261
McAfee LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.866%, 9/30/2024	598,492	599,728
PSAV Holdings LLC:
First Lien Term Loan, 1-week USD-LIBOR + 3.250%, 5.387%, 3/1/2025	195,647	190,266
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.48%, 3/1/2025	194,730	189,375
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.58%, 3/1/2025	11,963	11,634
Riverbed Technology, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 5.37%, 4/24/2022	416,760	350,514
Rovi Solutions Corp., Term Loan B, 1-month USD LIBOR + 2.500%, 4.62%, 7/2/2021	417,164	413,078
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.612%, 6/21/2024	916,096	893,193
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.362%, 4/16/2025	327,712	328,512
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.362%, 4/16/2025	484,962	486,146
Term Loan B5, 1-month USD LIBOR + 2.250%, 4.362%, 4/16/2025	748,272	749,466
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.112%, 5/1/2024	2,445,075	2,448,645
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.136%, 8/20/2025	1,246,151	1,198,174
Western Digital Corp., Term Loan B4, 3-month USD LIBOR + 1.750%, 3.862%, 4/29/2023	1,169,081	1,167,619
		24,090,754
Materials 10.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.08%, 6/1/2024	1,982,462	1,974,106
Berry Global, Inc., Term Loan U, 1-month USD LIBOR + 2.500%, 4.701%, 7/1/2026	930,000	930,981
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.59%, 4/3/2024	2,255,633	2,198,069
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.862%, 5/22/2024	825,332	814,330
CPG International, Inc., Term Loan, 6-month USD LIBOR + 3.750%, 5.933%, 5/5/2024	478,360	474,474
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 5.319%, 12/29/2023	819,383	782,638
Ineos U.S. Finance LLC, Term Loan B, 2-month USD LIBOR + 2.000%, 4.258%, 3/31/2024	1,619,449	1,593,691
Messer Industries GmbH, Term Loan, 3-month USD LIBOR + 2.500%, 4.83%, 3/1/2026	598,500	595,615
Minerals Technologies, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.42%, 2/14/2024	691,536	694,416
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.45%, 2/14/2024	40,136	40,303
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.48%, 2/14/2024	32,108	32,242
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.6%, 2/14/2024	160,542	161,211
New Arclin U.S. Holding Corp., Term Loan, 1-month USD LIBOR + 3.500%, 5.612%, 2/14/2024 (b)	493,801	490,098
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.862%, 2/5/2023	3,999,175	4,001,675
Starfruit Finco BV, Term Loan B, 1-month USD LIBOR + 3.250%, 5.463%, 10/1/2025	1,516,200	1,469,130
The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 3.87%, 4/3/2025	598,485	580,159
Tronox Finance LLC:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.862%, 9/23/2024	1,630,150	1,620,475
Term Loan B, 3-month USD-LIBOR + 2.750%, 5.08%, 9/23/2024	1,042,247	1,036,061
U.S. Silica Co., Term Loan B, 1-month USD LIBOR + 4.000%, 6.125%, 5/1/2025	839,375	791,635
Univar Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.362%, 7/1/2024	2,268,319	2,271,347
		22,552,656
Utilities 1.8%
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.12%, 12/24/2021	797,731	798,234
Calpine Corp.:
Term Loan B10, 1-month USD LIBOR + 2.500%, 4.612%, 8/12/2026	498,715	498,091
Term Loan B5, 3-month USD LIBOR + 2.500%, 4.83%, 1/15/2024	1,085,293	1,085,727
Vistra Operations Co. LLC:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.112%, 12/31/2025	863,936	865,975
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.182%, 12/31/2025	617,140	618,597
First Lien Term Loan B3, 3-month USD-LIBOR + 2.000%, 4.33%, 12/31/2025	49,299	49,415
		3,916,039
Total Loan Participations and Assignments (Cost $208,224,831)		205,959,642
Corporate Bonds 0.7%
Communication Services 0.6%
CommScope, Inc., 144A, 5.5%, 3/1/2024	730,000	740,038
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	326,000	342,300
iHeartCommunications, Inc.:
6.375%, 5/1/2026	53,505	57,785
8.375%, 5/1/2027	96,976	104,613
		1,244,736
Consumer Discretionary 0.1%
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	50,000	51,875
PetSmart, Inc., 144A, 5.875%, 6/1/2025	201,000	196,980
		248,855
Materials 0.0%
Berry Global, Inc., 144A, 4.875%, 7/15/2026	85,000	89,250
Total Corporate Bonds (Cost $1,535,756)		1,582,841
	Shares	Value ($)
Common Stocks 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. *	22,247	57,842
iHeartMedia, Inc. "A" *	1,111	15,332
		73,174
Information Technology 0.0%
Answers Corp. *	2,219	3,661
Total Common Stocks (Cost $382,482)		76,835
Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039 *	8,350	111,531
Consumer Staples 0.0%
Crossmark Holdings, Inc., Expiration Date 12/31/2020 * (b)	901	0
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022 * (b)	6,166	0
Total Warrants (Cost $864,940)		111,531
Exchange-Traded Funds 4.3%
Invesco Senior Loan ETF	361,000	8,162,210
iShares iBoxx $ High Yield Corporate Bond ETF	15,500	1,350,980
Total Exchange-Traded Funds (Cost $9,532,595)		9,513,190
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.14% (c) (Cost $7,287,834)	7,287,834	7,287,834
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $227,828,438)	101.0	224,531,873
Other Assets and Liabilities, Net	(1.0)	(2,132,425)
Net Assets	100.0	222,399,448

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2019 are as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.14% (c)
9,790,046	21,357,691	23,859,903	—	—	46,240	—	7,287,834	7,287,834

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2019.
(a)	Represents unsettled loan commitment at August 31, 2019 where the rate will be determined at time of settlement.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Loan Participations and Assignments	$—	$205,469,544	$490,098	$205,959,642
Corporate Bonds	—	1,582,841	—	1,582,841
Common Stocks	73,174	3,661	—	76,835
Warrants (a)	—	111,531	0	111,531
Exchange-Traded Funds	9,513,190	—	—	9,513,190
Short-Term Investments (a)	7,287,834	—	—	7,287,834
Total	$16,874,198	$207,167,577	$490,098	$224,531,873

(d)	See Investment Portfolio for additional detailed categorizations.